Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rochester Massachusetts Municipal Fund))	0 Months Ended
	Jul. 29, 2011
Class A
Average Annual Return:
1 Year	(0.54%)
Life of Class	(1.84%)
Inception Date	Jul. 18, 2006
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(0.54%)
Life of Class	(1.84%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	1.79%
Life of Class	(0.73%)
Class B
Average Annual Return:
1 Year	(1.27%)
Life of Class	(1.86%)
Inception Date	Jul. 18, 2006
Class C
Average Annual Return:
1 Year	2.56%
Life of Class	(1.55%)
Inception Date	Jul. 18, 2006
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	2.38%
Life of Class	4.29%	[1]
Consumer Price Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	1.50%
Life of Class	1.69%	[1]

[1]	From 07/31/06.